STOCKHOLDERS' DEFICIT (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Number of warrants, Ending Balance	279,655,690	15,800,319	23,805,027
Number of warrants, Warrants expired or forfeited		(15,800,319)	(8,004,708)
Warrants granted	55,875,127	279,655,690
Number of warrants, Ending Balance	335,440,817	279,655,690	15,800,319